Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Expenses

Note 6 — Accounts Payable and Accrued Expenses

	As of December 31,
	2011	2010
	U.S.$ thousands	U.S.$ thousands
Accounts payable and accrued expenses	428	403
Deferred revenue	—	18
	428	421